Prepaid Expenses	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Prepaid Expenses [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 6 – PREPAID EXPENSES AND OTHER CURRENT ASSETS
Prepaid expenses and other current assets consist of various payments that the Company has made in advance for goods or services to be received in the future. Prepaid expenses and other current assets at June 30, 2020 and December 31, 2019 consisted of the following:

	June 30, 2020	December 31, 2019
Prepaid consulting fees	$57	$9
Prepaid legal fees	50	—
Prepaid Nasdaq fees	22	—
Prepaid marketing expenses	40	6
Prepaid other expenses	18	8
Total prepaid expenses and other current assets	$187	$23

NOTE 6 – PREPAID EXPENSES
Prepaid expenses consist of various payments that the Company has made in advance for goods or services to be received in the future. Prepaid expenses consisted of the following:

(In thousands $)	December 31, 2019	December 31, 2018
Prepaid expenses and other	$17	$4
Prepaid investor relations	6	6
Total prepaid expenses	$23	$10